Inventories and Cost of Sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories and Cost of Sales [Abstract]
Cost of inventories recognized as an expense	$ 4,708,578	$ 4,479,741	$ 4,230,600
Write-downs of inventory	133,579	78,932	81,913
Effect of derivative financial instruments	26,238		$ 47,920
Transfer cost of inventories	56,127
Affected cost of sales	39,294
Remaining capitalized inventories	$ 16,833